Income Taxes - Components of income tax (expense) benefit (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ (12)
State and local					(5)	$ (2)
Current Income tax (expense) benefit					(17)	(2)
Deferred:
Federal					(6)	(16)
State and local					(4)	(6)
Deferred Income tax (expense) benefit			$ 399	$ (6)	(10)	(22)
Income tax (expense) benefit	$ 110	$ (8)	$ 82	$ (22)	$ (27)	$ (24)